Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, DC 20004
(202) 739-3000

May 5, 2003

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re: Rydex Dynamic Funds (File Nos. 333-84797 and 811-09525) Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of our client, Rydex Dynamic Funds (the “Trust”), we are filing, pursuant to Rule
497(j) under the Securities Act of 1933, as amended, this letter certifying that the Prospectus and the Statement of Additional Information, dated May 1, 2003, do not differ from those contained in the Trust’s Post-Effective Amendment No. 6 which was filed via EDGAR on
April 25, 2003.
Please contact me at (202) 739-5654 if you have any questions or comments concerning this filing.

Sincerely,

/s/ W. John McGuire

W. John McGuire